Related Party Transactions - Summary of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest income from loans provided to related parties	¥ 1,272	¥ 1,750	¥ 672
JD Group
Related Party Transaction [Line Items]
Purchase from related party	6,906	25,440	8,073
Service received from related party	363,946	166,079	82,637
Gulin
Related Party Transaction [Line Items]
Purchase from related party	175,118
Service received from related party	3,006
Aileyou
Related Party Transaction [Line Items]
Service received from related party	8,502	¥ 2,019
Consultation Service | Manak
Related Party Transaction [Line Items]
Net service revenue from related party			¥ 6,364
PAIPAI Platform | Jinsong
Related Party Transaction [Line Items]
Net service revenue from related party	¥ 1,389